UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Croteau Investment Management, Inc.
Address: 100 First Stamford Place

         Stamford, CT  06902

13F File Number:  28-4873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Garnet R. Croteau
Title:     President
Phone:     203-961-8034

Signature, Place, and Date of Signing:

     Garnet R. Croteau     Stamford, CT     February 19, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $178,024 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO                       cs                  885535104     2463    29860 SH       SOLE                    29860
AMERICAN EXPRESS            cs                  025816109     3870    74250 SH       SOLE                    74250
AMERICAN INT'L GRP          cs                  026874107    13852   117887 SH       SOLE                   117887
AOL TIME WARNER             cs                  00184A105     2194    41650 SH       SOLE                    41650
AT&T LIBERTY MEDIA GROUP    cs                  530718204     3948   162800 SH       SOLE                   162800
CISCO SYSTEMS               cs                  17275R102    33029   519632 SH       SOLE                   519632
COCA COLA                   cs                  191216100     6180   107600 SH       SOLE                   107600
COMPAQ                      cs                  204493100     8234   322118 SH       SOLE                   322118
DISNEY WALT                 cs                  254687106     8250   212550 SH       SOLE                   212550
ELI LILLY                   cs                  532457108     5433    54400 SH       SOLE                    54400
EMC                         cs                  26873N108     2243    29150 SH       SOLE                    29150
GENERAL ELECTRIC            cs                  369604103    16814   317250 SH       SOLE                   317250
INTEL CORP.                 cs                  458140100    35240   263600 SH       SOLE                   263600
JP MORGAN CHASE             cs                  46624E405     3196    69375 SH       SOLE                    69375
LEHMAN BROS.                cs                  524903100     1208    12775 SH       SOLE                    12775
MICROSOFT                   cs                  594918104     2764    34550 SH       SOLE                    34550
MOTOROLA INC.               cs                  620076109     3302   113625 SH       SOLE                   113625
NOKIA                       cs                  654902204     3298    66050 SH       SOLE                    66050
PFIZER                      cs                  717081103    12563   261729 SH       SOLE                   261729
WORLDCOM INC.               cs                  98157D106     9943   216750 SH       SOLE                   216750